Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 10, 2015	Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	VIVEVE MEDICAL, INC.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		18,341,294
Entity Public Float			$ 1,093,250
Amendment Flag	true
Amendment Description	This amendment provides current 10K financial information.
Entity Central Index Key	0000879682
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY